LIABILITIES AND DEBT - Accrued Expenses and Other Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES AND DEBT
Accrued expenses	$ 266,646	$ 92,074	$ 188,341
Reserve for returns	20,041	5,229	100,000
Payroll related liabilities	1,253,639	843,704	412,155
Sales tax liability	242,021	196,410	156,707
Other liabilities	71,607	108,229	264,114
Accrued Liabilities and Other Liabilities, Total	1,853,954	1,245,646	$ 1,121,317
Estimated Penalties Associated With Accrued Payroll Taxes	$ 262,000	$ 152,000